General Information, Reorganization and Basis of Presentation - Additional Information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Mar. 12, 2021
Disclosure Of General Information Reorganization And Basis Of Presentation [Line Items]
Date of incorporation	Nov. 23, 2015
Country of incorporation	Cayman Islands
Address of registered office	P.O. Box 613, Harbour Centre, George Town, Grand Cayman KY1-1107, Cayman Islands.
Par value (in dollars per share)		$ 0.0001
Ordinary Shares
Disclosure Of General Information Reorganization And Basis Of Presentation [Line Items]
Number of shares represented by one depositary shares	1
Par value (in dollars per share)	$ 0.000174	$ 0.000174